CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2026
Contributed Surplus
CONTRIBUTED SURPLUS

15. CONTRIBUTED SURPLUS

The Company has a stock option plan for its employees, officers, directors and consultants for up to 10% of the issued and outstanding shares at the grant date.

The following is a summary of the activity of contributed surplus:

	2026-06-30	2025-12-31
	$	$
Opening balance	7,559,538	6,731,440
Warrants expired	—	674,600
Warrants cancelled	—	153,498
Closing balance	7,559,538	7,559,538

	Six months ended June 30, 2026
		Weighted
	Number of	average
	options	exercise price
		$
Opening balance	9,566	402.91
Granted during the period	—	—
Expired during the period	(7,565)	386.90
Closing balance, as at June 30, 2026	2,001	463.43
Closing balance of exercisable options, as at June 30, 2026	2,001	463.43

	Twelve months ended December 31, 2025
		Weighted
	Number of	average
	options	exercise price
		$
Opening balance	9,566	402.91
Forfeited during the period	—	—
Closing balance, as at December 31, 2025	9,566	402.91
Closing balance of exercisable options, as at December 31, 2025	9,566	402.91

The following is a summary of stock options outstanding and exercisable as at June 30, 2026:

		Options outstanding		Options exercisable
	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
June 30, 2026 Exercise price
$402.00	835	0.58	835	0.58
$501.00	334	0.32	334	0.32
$510.00	832	0.31	832	0.31
	2,001		2,001

		Options outstanding		Options exercisable
	Number	Weighted average contractual life (years)	Number	Weighted average contractual life (years)
December 31, 2025 Exercise price
$127.50	4,167	0.26	4,167	0.26
$402.00	835	1.07	835	1.07
$501.00	334	0.82	334	0.82
$510.00	832	0.80	832	0.80
$705.00	3,398	0.11	3,398	0.11
	9,566		9,566